Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories are stated at the lower of cost or market value. The components of inventories were as follows:

	December 31,
(in millions of dollars)	2012	2011
Raw materials	$40.1	$23.9
Work in process	5.4	3.6
Finished goods	220.0	170.2
Total inventories	$265.5	$197.7